Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
June 30, 2023
Z35-NPRT1-0823
1.9884242.106
Domestic Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	509,924	7,118,537
Fidelity Series Commodity Strategy Fund (a)	6,400	619,494
Fidelity Series Large Cap Growth Index Fund (a)	258,189	4,497,648
Fidelity Series Large Cap Stock Fund (a)	261,855	4,949,059
Fidelity Series Large Cap Value Index Fund (a)	635,476	9,195,334
Fidelity Series Small Cap Core Fund (a)	2,926	30,050
Fidelity Series Small Cap Opportunities Fund (a)	174,133	2,242,831
Fidelity Series Value Discovery Fund (a)	229,007	3,393,882
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,156,056)		32,046,835

International Equity Funds - 33.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	135,253	1,928,714
Fidelity Series Emerging Markets Fund (a)	217,298	1,805,745
Fidelity Series Emerging Markets Opportunities Fund (a)	426,147	7,223,199
Fidelity Series International Growth Fund (a)	273,068	4,486,507
Fidelity Series International Index Fund (a)	162,650	1,865,600
Fidelity Series International Small Cap Fund (a)	85,099	1,381,158
Fidelity Series International Value Fund (a)	405,616	4,486,110
Fidelity Series Overseas Fund (a)	357,543	4,483,588
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,848,426)		27,660,621

Bond Funds - 26.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	63,088	498,398
Fidelity Series Corporate Bond Fund (a)	277,240	2,509,019
Fidelity Series Emerging Markets Debt Fund (a)	57,556	425,916
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	14,986	140,870
Fidelity Series Floating Rate High Income Fund (a)	9,172	82,179
Fidelity Series Government Bond Index Fund (a)	399,310	3,661,677
Fidelity Series High Income Fund (a)	54,382	445,392
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	269,240	2,310,078
Fidelity Series Investment Grade Bond Fund (a)	375,525	3,736,473
Fidelity Series Investment Grade Securitized Fund (a)	285,663	2,542,397
Fidelity Series Long-Term Treasury Bond Index Fund (a)	854,708	5,145,341
Fidelity Series Real Estate Income Fund (a)	11,838	113,410
TOTAL BOND FUNDS (Cost $22,400,214)		21,611,197

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	315,964	315,964
Fidelity Series Short-Term Credit Fund (a)	2,741	26,342
Fidelity Series Treasury Bill Index Fund (a)	75,974	755,179
TOTAL SHORT-TERM FUNDS (Cost $1,097,961)		1,097,485

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $78,502,657)	82,416,138
NET OTHER ASSETS (LIABILITIES) - 0.0%	13
NET ASSETS - 100.0%	82,416,151

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	477,150	52,313	20,721	72	(873)	(9,471)	498,398
Fidelity Series Blue Chip Growth Fund	6,844,295	319,689	1,142,312	-	124,831	972,034	7,118,537
Fidelity Series Canada Fund	1,847,753	153,206	143,201	-	912	70,044	1,928,714
Fidelity Series Commodity Strategy Fund	581,752	79,183	25,327	-	(7,202)	(8,912)	619,494
Fidelity Series Corporate Bond Fund	2,260,416	390,786	116,152	23,683	(70)	(25,961)	2,509,019
Fidelity Series Emerging Markets Debt Fund	398,982	41,737	17,664	6,267	(236)	3,097	425,916
Fidelity Series Emerging Markets Debt Local Currency Fund	134,762	8,306	6,247	-	22	4,027	140,870
Fidelity Series Emerging Markets Fund	1,133,213	642,675	11,031	-	199	40,689	1,805,745
Fidelity Series Emerging Markets Opportunities Fund	7,406,252	66,323	451,557	-	(11,260)	213,441	7,223,199
Fidelity Series Floating Rate High Income Fund	76,530	8,247	3,397	1,786	(16)	815	82,179
Fidelity Series Government Bond Index Fund	3,325,683	605,505	197,704	23,012	(3,639)	(68,168)	3,661,677
Fidelity Series Government Money Market Fund 5.17%	289,968	44,357	18,361	3,804	-	-	315,964
Fidelity Series High Income Fund	416,112	47,164	18,344	6,507	(166)	626	445,392
Fidelity Series International Credit Fund	47	-	-	-	-	-	47
Fidelity Series International Developed Markets Bond Index Fund	2,105,120	324,885	93,710	29,791	(65)	(26,152)	2,310,078
Fidelity Series International Growth Fund	4,288,595	288,405	267,012	-	3,298	173,221	4,486,507
Fidelity Series International Index Fund	1,778,165	146,964	116,346	-	97	56,720	1,865,600
Fidelity Series International Small Cap Fund	1,353,293	79,061	69,705	-	827	17,682	1,381,158
Fidelity Series International Value Fund	4,277,000	346,876	317,090	-	3,725	175,599	4,486,110
Fidelity Series Investment Grade Bond Fund	3,399,772	587,356	200,921	34,647	(2,573)	(47,161)	3,736,473
Fidelity Series Investment Grade Securitized Fund	2,330,676	388,000	141,094	22,571	(3,080)	(32,105)	2,542,397
Fidelity Series Large Cap Growth Index Fund	4,335,935	238,018	607,434	10,841	49,888	481,241	4,497,648
Fidelity Series Large Cap Stock Fund	4,750,765	255,246	390,851	-	8,245	325,654	4,949,059
Fidelity Series Large Cap Value Index Fund	8,866,181	644,449	681,713	-	(2,641)	369,058	9,195,334
Fidelity Series Long-Term Treasury Bond Index Fund	4,913,498	643,938	257,361	37,361	(3,196)	(151,538)	5,145,341
Fidelity Series Overseas Fund	4,284,226	315,852	311,062	-	2,946	191,626	4,483,588
Fidelity Series Real Estate Income Fund	144,911	10,175	42,720	2,069	(1,639)	2,683	113,410
Fidelity Series Short-Term Credit Fund	24,395	2,063	-	175	-	(116)	26,342
Fidelity Series Small Cap Core Fund	57,582	35	26,726	18	(395)	(446)	30,050
Fidelity Series Small Cap Opportunities Fund	2,172,068	147,658	192,798	-	4,103	111,800	2,242,831
Fidelity Series Treasury Bill Index Fund	707,774	75,405	27,290	8,971	(8)	(702)	755,179
Fidelity Series Value Discovery Fund	3,247,619	287,373	236,752	-	(4,504)	100,146	3,393,882
	78,230,490	7,241,250	6,152,603	211,575	157,530	2,939,471	82,416,138

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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